Movement of Valuation Allowance on Deferred Tax Assets (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Valuation Allowance [Line Items]
Valuation Allowance Beginning Balance	$ 50,295,156	313,343,850	257,127,741
Increase in valuation allowance	21,701,041	135,199,657	56,216,109	138,865,092
Valuation Allowance Ending Balance	$ 71,996,197	448,543,507	313,343,850	257,127,741